COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Jul. 06, 2022	Dec. 01, 2021	Oct. 01, 2021	Aug. 01, 2021	Dec. 08, 2020	Dec. 01, 2020	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock purchase options exercise price									$ 0.50	$ 0.49
Christopher Furman [Member] | Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary	$ 400,000
Annual bonus percentage	100.00%
Common stock purchase options	5,000,000
Common stock purchase options exercise price	$ 0.50
Share based compensation, options vested	1,000,000
John Evans [Member] | Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Agreement term		4 years
Officers compensation		$ 200,000
Salaries wages and officers compensation increased		250,000
Proceeds from estimated financing related party		$ 10,000,000
Tiana States [Member] | New Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary					$ 125,000
Annual bonus percentage					50.00%
Agreement term					5 years
Salaries wages and officers compensation increased					$ 200,000
James Musick [Member] | Musick Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary						$ 150,000
Annual bonus percentage						100.00%
Agreement term						5 years
Jack Zamora [Member] | New Employment Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Agreement term						5 years
Nathan Haas [Member] | CFO Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary			$ 175,000
Annual bonus percentage			100.00%
Agreement term			5 years
Tanner Haas [Member] | Tanner Haas Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Base salary				$ 135,000
Annual bonus percentage				100.00%
Agreement term				5 years